April 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

WASHINGTON, D.C. 20549

RE:	American Beacon Select Funds (the “Registrant”)
(File Nos. 333-88343 and 811-09603)

Ladies and Gentlemen:

Enclosed for filing on behalf of American Beacon Select Funds (the “Trust”) pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the American Beacon U.S. Government Money Market Select Fund, a separate series of the Trust. The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on March 25, 2020 (Accession Number: 0001133228-20-001262), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please contact Rosemary K. Behan at (817) 391-6170.

Regards,

/s/ Rosemary K. Behan
Rosemary K. Behan
Vice President
American Beacon Select Funds

Attachment

cc:	Kathy K. Ingber, Esq. K&L Gates LLP